Other operating income and expenses (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Other operating income [Abstract]
Grants (Note 16)	$ 44,449	$ 44,256
Insurance proceeds and other	13,148	31,646
Total	57,597	75,902
Other operating expenses [Abstract]
Raw materials and consumables used	(64,756)	(4,919)
Leases and fees	(6,451)	(2,388)
Operation and maintenance	(117,750)	(77,133)
Independent professional services	(27,297)	(28,509)
Supplies	(25,270)	(20,433)
Insurance	(33,943)	(27,990)
Levies and duties	(25,948)	(30,523)
Other expenses	(19,457)	(5,740)
Total	$ (320,873)	$ (197,635)